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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2005

                                   ----------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C. fka GEM Value Partners, L.L.C.
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL 60611

Form 13F File Number: 28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

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Person Signing this Report on Behalf of Reporting Manager:

           GEM Capital, L.L.C.     GEM Capital, L.L.C.     GEM Capital, L.L.C.

Name:        Michael A. Elrad        Barry A. Malkin         Norm S. Geller
Title:             V.P.                    V.P.                    V.P.
Phone:         312-915-2864            312-915-2877            312-915-3577

Signature, Place, and Date of Signing:


/s/ Michael A. Elrad   Chicago, Illinois    2/14/2006
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]


/s/ Barry A. Malkin    Chicago, Illinois    2/14/2006
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]


/s/ Norm S. Geller     Chicago, Illinois    2/14/2006
--------------------   -----------------   ----------
     [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for This Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            33

Form 13F Information Table Value Total:       383,966
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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                                 GEM 13F FILING
                                December 31, 2005
                           FORM 13F INFORMATION TABLE

                                                                                                   INVESTMENT    OTHER      VOTING
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    VALUE (X$1,000)     SHRS     PUT/CALL   DISCRETION   MANAGERS     SOLE
-----------------------------  ---------------  ---------  ---------------  ----------  --------   ----------   --------  ----------
AMERICAN TOWER CORP                CL A         029912201            5,122     189,007              SOLE                     189,007
ARCHSTONE SMITH TR                  COM         039583109            9,377     223,838              SOLE                     223,838
ARDEN RLTY INC                      COM         039793104            3,489      77,820              SOLE                      77,820
AVALONBAY CMNTYS INC                COM         053484101           12,089     135,446              SOLE                     135,446
BEAZER HOMES USA INC                COM         07556Q105            6,882      94,476              SOLE                      94,476
BOSTON PROPERTIES INC               COM         101121101           17,557     236,840              SOLE                     236,840
CARNIVAL CORP                   PAIRED CTF      143658300           10,041     187,788              SOLE                     187,788
CARNIVAL CORP                   PAIRED CTF      143658300            2,674      50,000    CALL      SOLE                      50,000
CENTEX CORP                         COM         152312104           15,027     210,196              SOLE                     210,196
DEVELOPERS DIVERSIFIED REALTY       COM         251591103            5,719     121,630              SOLE                     121,630
HILTON HOTELS CORP                  COM         432848109           32,337   1,341,244              SOLE                   1,341,244
HOST MARRIOTT CORP NEW              COM         44107P104           25,616   1,351,784              SOLE                   1,351,784
ISTAR FINL INC                      COM         45031U101            9,060     254,130              SOLE                     254,130
LA QUINTA CORP                  PAIRED CTF      50419U202            6,633     595,462              SOLE                     595,462
LENNAR CORP                        CL A         526057104           15,238     249,724              SOLE                     249,724
M D C HLDGS INC                     COM         552676108            8,251     133,126              SOLE                     133,126
MACERICH CO                         COM         554382101           15,234     226,906              SOLE                     226,906
MARRIOTT INTL INC NEW              CL A         571903202           24,572     366,912              SOLE                     366,912
MERISTAR HOSPITALITY CORP           COM         58984Y103            2,274     241,890              SOLE                     241,890
MFA MTG INVTS INC                   COM         55272X102              699     122,692              SOLE                     122,692
PAN PACIFIC RETAIL PPTYS INC        COM         69806L104            4,371      65,345              SOLE                      65,345
POST PPTYS INC                      COM         737464107           11,922     298,424              SOLE                     298,424
PROLOGIS                        SH BEN INT      743410102            9,261     198,228              SOLE                     198,228
PUBLIC STORAGE INC                  COM         74460D109           11,208     165,506              SOLE                     165,506
RECKSON ASSOCS RLTY CORP            COM         75621K106            5,933     164,893              SOLE                     164,893
REGENCY CTRS CORP                   COM         758849103           14,100     239,184              SOLE                     239,184
ROYAL CARIBBEAN CRUISES LTD         COM         V7780T103           10,943     242,846              SOLE                     242,846
SHURGARD STORAGE CTRS INC           COM         82567D104              265       4,668              SOLE                       4,668
SL GREEN RLTY CORP                  COM         78440X101           15,552     203,584              SOLE                     203,584
STARWOOD HOTELS & RESORTS WRLD  PAIRED CTF      85590A203           34,798     544,908              SOLE                     544,908
TAUBMAN CTRS INC                    COM         876664103            6,950     200,000    CALL      SOLE                     200,000
TOLL BROTHERS INC                   COM         889478103            2,390      69,000              SOLE                      69,000
VENTAS INC                          COM         92276F100           28,383     886,422              SOLE                     886,422
                                                --------------------------------------                                    ----------
                                                  Total:           383,966   9,693,919                                     9,693,919
                                                ======================================                                    ==========